SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION AND NON CASH ACTIVITY RELATED TO LEASE (Details) - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Leases
Cash paid on operating lease liabilities	$ 34,025	$ 38,811
Right of use assets acquired under operating leases	$ 38,641	$ 35,054